Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of revenue [line items]
Revenues	$ 11,176	$ 2,900	$ 36,777	$ 52,993
Research tax credit	1,909	1,725	4,272	3,573
Subsidies and other	1,530	(10)	1,532	(79)
Other income	3,439	1,716	5,804	3,494
Total revenues and other income	14,615	4,616	42,581	56,487
France [member]
Disclosure of revenue [line items]
Revenues	(552)	607	20,061	48,323
United States [member]
Disclosure of revenue [line items]
Revenues	$ 11,728	$ 2,293	$ 16,716	$ 4,670